Notes on the consolidated statements of operations (Details 23) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Current income tax	€ (67)	€ (752)	€ (369)
Current income tax expenses (-) / income (+)	(57)	(752)	(374)
Adjustments for current income tax from prior periods	(10)	0	5
Deferred tax	151	(330)	(76)
Deferred taxes from the origination and reversal of temporary differences	(8)	211	31
Deferred taxes on tax losses carryforward	159	(541)	(107)
Effective tax expense	€ 84	€ (1,082)	€ (445)